J.P. Morgan Funds
J.P. Morgan Series Trust
Supplement dated May 12, 2000, to the following Prospectus:

J.P. Morgan Fixed Income Funds, dated March 1, 2000


     The second paragraph under the heading "Portfolio Management" on page 9 with respect to Tax Exempt Bond Fund is hereby replaced with the following:

     The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in June of 1997 and has been at J.P. Morgan since 1987, Benjamin Thompson, vice president, who joined the team in June of 1999, and Kingsley Wood, Jr., vice president, who has been on the team since January 2000. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs and Mr. Wood was a senior fixed income portfolio manager at Mercantile Bank & Trust. Prior to joining Mercantile in July 1998, Mr. Wood was an institutional tax-exempt trader at ABN-AMRO and Kemper Securities.


     The second paragraph under the heading "Portfolio Management" on page 11 with respect to New York Tax Exempt Bond Fund is hereby replaced with the following:

     The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in June of 1997 and has been at J.P. Morgan since 1987, Benjamin Thompson, vice president, who joined the team in June of 1999, and Kingsley Wood, Jr., vice president, who has been on the team since January 2000. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs and Mr. Wood was a senior fixed income portfolio manager at Mercantile Bank & Trust. Prior to joining Mercantile in July 1998, Mr. Wood was an institutional tax-exempt trader at ABN-AMRO and Kemper Securities.


     The second paragraph under the heading "Portfolio Management" on page 13 with respect to California Bond Fund is hereby replaced with the following:

     The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in June of 1997 and has been at J.P. Morgan since 1987, Benjamin Thompson, vice president, who joined the team in June of 1999, and Kingsley Wood, Jr., vice president, who has been on the team since January 2000. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs and Mr. Wood was a senior fixed income portfolio manager at Mercantile Bank & Trust. Prior to joining Mercantile in July 1998, Mr. Wood was an institutional tax-exempt trader at ABN-AMRO and Kemper Securities.


(continued)

     Effective May 22, 2000, the address of the Shareholder Servicing Agent shown under the heading "Your Investment" is changed. The new address is:

                                        Morgan Christiana Center
                                          J.P. Morgan Funds Services - 2/OPS3
                                               500 Stanton Christiana Road
                                                     Newark, DE 19713
                                                       1-800-521-5411